John Hancock
Municipal Opportunities Fund
Quarterly portfolio holdings 2/28/2023

Fund’s investments
As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.9%				$852,755,667
(Cost $868,592,035)
Alabama 1.1%				9,399,289
Black Belt Energy Gas District Series D1	4.000	07-01-52	500,000	499,704
Black Belt Energy Gas District Series D-2 (SOFR + 1.400%) (A)	4.449	07-01-52	1,325,000	1,318,238
Health Care Authority for Baptist Health Affiliate of UAB Health System, Series A (B)	5.000	11-15-37	645,000	685,970
Southeast Alabama Gas Supply District Project No. 2, Series A	4.000	06-01-49	4,895,000	4,897,616
Southeast Energy Authority A Cooperative District Project No. 4, Series B-2 (SOFR + 1.790%) (A)	4.839	05-01-53	2,000,000	1,997,761
Alaska 1.1%				9,210,843
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,220,000	2,173,798
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-52	2,500,000	2,597,622
Alaska Municipal Bond Bank Authority Series 4, AMT (C)	5.000	12-01-34	2,165,000	2,222,540
Alaska Municipal Bond Bank Authority Series 4, AMT (C)	5.000	12-01-35	1,160,000	1,186,792
Northern Tobacco Securitization Corp. Series A-1	5.000	06-01-25	1,000,000	1,030,091
Arizona 1.5%				12,423,525
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (D)	4.430	07-01-33	500,000	487,027
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (D)	5.000	07-01-43	750,000	709,653
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,018,154
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	500,000	413,412
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	1,500,000	1,551,228
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (C)	5.500	07-01-28	1,000,000	1,130,440
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	2,785,523
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (D)	5.500	09-01-32	1,200,000	1,152,007
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (D)	5.750	09-01-45	1,000,000	934,322
Maricopa County Industrial Development Authority HonorHealth, Series A	4.000	09-01-37	515,000	508,293
Maricopa County Industrial Development Authority HonorHealth, Series A	5.000	09-01-36	700,000	737,749
Maricopa County Industrial Development Authority Legacy Cares Project (D)	4.000	07-01-26	1,000,000	995,717
Arkansas 0.1%				950,189
City of Hot Springs Waterworks Revenue (C)	4.000	10-01-42	1,000,000	950,189
California 8.3%				70,426,624
ABAG Finance Authority for Nonprofit Corps Sharp Healthcare, Series A	5.000	08-01-43	2,000,000	2,004,697
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,250,000	2,239,884
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Community Choice Financing Authority Clean Energy Project, Series B-1	5.000	07-01-53	1,500,000	$1,577,240
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	3,000,000	3,121,778
California Community College Financing Authority Napa Valley College Project, Series A (D)	4.250	07-01-32	500,000	471,566
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,001,360
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	4,000,000	4,279,086
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	1,000,000	983,448
California Infrastructure & Economic Development Bank Colburn School (SIFMA + 0.900%) (A)	4.320	08-01-72	1,500,000	1,443,128
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-27	100,000	105,439
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-28	115,000	122,439
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-29	100,000	107,679
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	1,597,735
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	1,250,000	1,195,606
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (D)	5.000	07-01-36	750,000	783,136
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	1,980,702
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,005,238
California School Finance Authority John Adams Academies, Series A (D)	4.500	07-01-32	825,000	776,853
California State Public Works Board Series B	5.000	10-01-39	1,000,000	1,022,481
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	1,884,442
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,386,119
City of Oroville Oroville Hospital	5.250	04-01-49	3,000,000	2,856,124
Compton Community Redevelopment Agency Successor Agency Series A (C)	5.250	08-01-32	1,000,000	1,170,997
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,040,896
Los Angeles Department of Water & Power Series D	5.000	07-01-52	2,000,000	2,174,828
Los Angeles Department of Water & Power Series E	5.000	07-01-28	1,000,000	1,114,779
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,445,000	1,547,948
M-S-R Energy Authority Series B	6.500	11-01-39	1,000,000	1,191,656
M-S-R Energy Authority Series B	7.000	11-01-34	2,500,000	3,100,632
Newark Unified School District Series B, GO (C)	4.000	08-01-38	500,000	503,993
Newark Unified School District Series B, GO (C)	4.000	08-01-40	665,000	659,023
Newark Unified School District Series B, GO (C)	4.000	08-01-42	975,000	952,826
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Bernardino County Transportation Authority Series A	4.000	03-01-38	1,000,000	$1,028,138
San Diego Unified School District Series I, GO (E)	4.436	07-01-39	1,250,000	608,823
San Francisco City & County Airport Commission Series A, AMT (B)	5.000	05-01-38	2,095,000	2,250,220
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-38	1,000,000	1,042,480
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-39	1,510,000	1,569,142
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,545,233
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (C)	3.250	10-01-40	1,000,000	860,381
San Joaquin Hills Transportation Corridor Agency Series A	5.000	01-15-44	4,500,000	4,674,079
State of California Waste Management, Inc., Series A1, GO	3.500	12-01-27	720,000	734,512
State of California Waste Management, Inc., Series A1, GO	3.650	12-01-28	550,000	568,251
State of California Waste Management, Inc., Series A1, GO	3.800	12-01-29	425,000	445,945
State of California Waste Management, Inc., Series A1, GO	5.000	04-01-32	5,000,000	5,921,626
University of California Series BM	5.000	05-15-35	1,000,000	1,184,233
Windsor Unified School District Election 2016, GO (C)	4.000	08-01-46	2,695,000	2,589,803
Colorado 4.5%				38,593,272
City & County of Denver Company Airport System Revenue Series D, AMT	5.500	11-15-29	10,000,000	11,224,421
Colorado Bridge Enterprise Series T, AMT	4.000	06-30-27	4,475,000	4,506,454
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	969,220
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-26	350,000	366,883
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-28	1,000,000	1,081,123
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-29	800,000	872,784
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	479,659
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,500,000	1,364,301
Colorado Health Facilities Authority Intermountain Healthcare, Series B	5.000	05-15-62	1,000,000	1,061,429
Denver Convention Center Hotel Authority Series 2016	5.000	12-01-33	1,620,000	1,650,995
Denver Convention Center Hotel Authority Series 2016	5.000	12-01-40	1,000,000	975,188
Fiddlers Business Improvement District Greenwood Village, GO (D)	5.000	12-01-32	500,000	502,605
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-25	135,000	138,486
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-26	145,000	150,329
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-27	225,000	235,717
4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-28	150,000	$159,078
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-29	145,000	154,928
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-30	130,000	139,664
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-32	145,000	156,595
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-29	210,000	222,039
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-31	240,000	253,572
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-34	125,000	131,044
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-42	350,000	333,378
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-51	850,000	764,937
Park Creek Metropolitan District Series A	5.000	12-01-45	4,265,000	4,310,899
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	3,762,179
Rendezvous Residential Metropolitan District, GO (C)	2.000	12-01-29	325,000	284,577
Rendezvous Residential Metropolitan District, GO (C)	2.125	12-01-30	500,000	436,286
Rendezvous Residential Metropolitan District, GO (C)	2.250	12-01-32	450,000	382,631
South Suburban Park & Recreation District Certificates of Participation	4.000	12-15-41	500,000	470,245
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (E)	8.010	12-01-37	3,333,333	1,051,626
Connecticut 1.5%				12,360,000
Connecticut State Health & Educational Facilities Authority Series A	2.800	07-01-48	1,500,000	1,482,152
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-39	2,000,000	1,836,426
Harbor Point Infrastructure Improvement District Harbor Point Project (D)	5.000	04-01-39	3,500,000	3,444,714
State of Connecticut Series C, GO	4.000	06-01-39	1,200,000	1,198,472
State of Connecticut Series D, GO	5.000	09-15-30	650,000	744,631
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,488,692
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,085,043
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,079,870
Delaware 0.9%				7,823,427
Delaware River & Bay Authority	5.000	01-01-34	450,000	523,778
Delaware River & Bay Authority	5.000	01-01-35	200,000	230,151
Delaware State Economic Development Authority Acts Retirement Communities, Obligated Group, Series B	5.000	11-15-48	1,950,000	1,836,959
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	4,000,000	3,605,794
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	450,724
Delaware Transportation Authority Transportation System Senior Revenue	3.000	07-01-35	1,225,000	1,176,021
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value
District of Columbia 0.7%				$6,361,300
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,099,514
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,551,888
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	665,000	680,173
Metropolitan Washington DC Airports Authority Series C (C)	6.500	10-01-41	1,815,000	2,029,725
Florida 9.2%				78,133,356
Alachua County Health Facilities Authority Oak Hammock at the University of Florida, Inc. Project	4.000	10-01-40	1,250,000	1,013,535
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	1,000,000	1,004,560
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	854,620
City of Jacksonville Series A	5.000	10-01-32	150,000	176,518
County of Broward Port Facilities Revenue, AMT	5.000	09-01-28	500,000	541,025
County of Broward Series A, AMT	5.000	10-01-28	1,500,000	1,599,217
County of Lake Imagine South Lake Charter School Project, Series A (D)	5.000	01-15-54	225,000	197,516
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,800,693
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,315,912
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,383,664
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-38	2,750,000	2,899,631
County of Miami-Dade Seaport Department Series A, AMT	5.250	10-01-52	500,000	521,625
County of Miami-Dade Seaport Department Series A-1, AMT (C)	4.000	10-01-45	1,000,000	920,169
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-43	2,000,000	1,914,029
County of Miami-Dade Transit System Series A	4.000	07-01-49	1,000,000	925,906
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-25	130,000	133,662
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	155,712
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-27	175,000	183,331
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	190,509
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	425,000	452,140
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,066,761
Duval County Public Schools School Board Certificates of Participation Series A (C)	5.000	07-01-30	500,000	568,819
Duval County Public Schools School Board Certificates of Participation Series A (C)	5.000	07-01-31	250,000	284,369
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,315,000	1,986,952
Florida Development Finance Corp. IPS Florida LLC (D)	5.250	06-15-29	700,000	692,572
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	325,000	$337,642
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	730,000	729,150
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,269,796
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (D)	5.250	08-01-29	1,000,000	934,229
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-27	805,000	850,979
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-28	400,000	429,386
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-29	435,000	473,576
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-30	440,000	483,756
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	510,413
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	541,279
Florida Higher Educational Facilities Financial Authority Jacksonville University (D)	4.500	06-01-33	4,035,000	3,745,734
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,026,412
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-51	1,500,000	1,288,763
Miami Beach Redevelopment Agency City Center/Historic Convention Village (C)	5.000	02-01-44	8,640,000	8,506,733
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,500,000	1,523,219
Miami-Dade County Industrial Development Authority Waste Management, Inc.	3.875	09-01-27	1,145,000	1,145,618
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	500,000	501,977
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	500,000	507,751
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	1,000,000	1,069,643
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-42	1,250,000	1,330,512
Orange County Health Facilities Authority Presbyterian Retirement Communities (B)	4.000	08-01-36	3,500,000	3,163,504
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	4,500,000	4,655,503
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	200,000	215,271
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	2,785,000	2,822,342
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	291,004
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	750,000	689,737
Polk County Industrial Development Authority Mineral Development LLC, AMT (D)	5.875	01-01-33	750,000	751,316
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	700,000	496,376
State Board of Administration Finance Corp. Series A	1.705	07-01-27	5,000,000	4,386,120
University of Florida Department of Housing & Residence Series A	4.000	07-01-35	3,165,000	3,234,832
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Village Community Development District CDD No. 6 (C)	4.000	05-01-37	435,000	$437,336
Georgia 2.5%				21,511,618
Augusta Development Authority Health System, Inc. Project	5.000	07-01-26	1,775,000	1,736,995
Decatur Public Facilities Authority Decatur City Projects, GO	3.000	02-01-47	1,000,000	765,652
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	2,350,000	1,917,636
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (D)	4.000	01-01-38	1,000,000	931,877
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,250,000	3,050,453
Georgia Ports Authority	4.000	07-01-52	1,000,000	935,343
Main Street Natural Gas, Inc. Series A	4.000	07-01-52	2,000,000	1,998,856
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	1,435,000	1,487,982
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	996,940
Main Street Natural Gas, Inc. Series A	5.000	06-01-53	2,000,000	2,080,085
Municipal Electric Authority of Georgia Series EE (C)	7.250	01-01-24	2,000,000	2,064,289
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,218,880
Private Colleges & Universities Authority Mercer University Project	5.000	10-01-28	300,000	326,630
Guam 0.1%				1,014,491
Guam International Airport Authority Series C, AMT (C)	6.125	10-01-43	180,000	182,608
Guam International Airport Authority Series C, AMT, Prerefunded (C)	6.125	10-01-43	820,000	831,883
Hawaii 0.2%				1,794,078
State of Hawaii Airports System Revenue Series A, AMT	5.000	07-01-48	1,250,000	1,265,822
State of Hawaii Harbor System Revenue Series A, AMT	5.000	07-01-27	500,000	528,256
Illinois 8.4%				72,120,572
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,377,604
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,612,072
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,762,769
Chicago Board of Education Series B, GO	5.000	12-01-30	1,000,000	1,040,387
Chicago O’Hare International Airport Customer Facility Charge (C)	5.500	01-01-43	2,000,000	2,027,666
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,526,663
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,748,702
City of Chicago 2nd Lien Project	3.150	11-01-24	500,000	493,271
City of Chicago Series A, GO	5.000	01-01-29	4,000,000	4,132,394
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	$1,027,411
City of Chicago Series C	5.000	01-01-39	3,000,000	3,010,002
County of Cook Series B	5.000	11-15-29	225,000	249,561
Illinois Finance Authority DePaul College Prep Foundation, Series A (D)	4.500	08-01-33	1,155,000	1,135,173
Illinois Finance Authority Dominican University	5.000	03-01-27	510,000	518,131
Illinois Finance Authority Dominican University	5.000	03-01-29	560,000	573,997
Illinois Finance Authority Dominican University	5.000	03-01-31	620,000	637,791
Illinois Finance Authority Field Museum of Natural History (SOFR + 1.200%) (A)	4.385	11-01-34	1,970,000	1,965,039
Illinois Finance Authority Shedd Aquarium Society Project	5.000	06-01-31	600,000	684,143
Illinois Finance Authority UChicago Medicine, Series B-2	5.000	08-15-52	2,000,000	2,134,737
Illinois State Toll Highway Authority Series A	5.000	01-01-45	2,365,000	2,508,196
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	2,015,000	1,731,694
Metropolitan Pier & Exposition Authority McCormick Place Expansion	5.000	12-15-27	3,345,000	3,443,759
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	702,683
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,810,870
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	967,586
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,064,481
Sales Tax Securitization Corp. Series A	5.000	01-01-37	4,215,000	4,422,272
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,347,227
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,847,057
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,074,255
State of Illinois Series B, GO	4.000	11-01-35	2,000,000	1,922,603
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,133,012
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,750,967
State of Illinois, GO (C)	4.000	02-01-31	1,000,000	1,010,279
State of Illinois, GO (C)	5.500	07-01-38	1,000,000	1,004,501
State of Illinois, GO	5.500	07-01-38	1,000,000	1,003,873
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (D)	5.000	01-01-55	625,000	539,803
Village of Lincolnwood District 1860 Development Project, Series A (D)	4.820	01-01-41	4,750,000	4,272,726
Winnebago & Boone Counties School District No 205 Rockford, GO (C)	5.000	02-01-32	3,500,000	3,905,215
Indiana 1.3%				11,218,630
Greensburg Building Corp. Fire Station Project, Series A (C)	5.000	07-15-33	1,555,000	1,769,513
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Greensburg Building Corp. Public Works Building Project, Series B (C)	5.000	07-15-33	1,195,000	$1,359,894
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	968,797
Indiana Finance Authority Polyflow Industry Project, AMT (D)	7.000	03-01-39	1,250,000	940,864
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-24	500,000	503,281
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-25	500,000	504,968
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	405,000	437,107
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,295,000	1,411,381
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	450,000	494,306
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	750,000	822,872
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-34	600,000	655,756
Indianapolis Local Public Improvement Bond Bank Stormwater Project, Series C	4.000	01-01-47	1,425,000	1,349,891
Iowa 0.4%				3,178,393
Harlan Community School District, GO (C)	4.000	06-01-32	515,000	548,297
Harlan Community School District, GO (C)	4.000	06-01-33	540,000	572,111
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,057,985
Kansas 0.2%				1,261,974
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	920,000	809,493
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	500,000	452,481
Kentucky 0.9%				7,807,291
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,070,832
Eastern Kentucky University Series A	5.000	04-01-27	480,000	511,819
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	442,420
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	633,515
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	598,656
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,318,159
Woodford County School District Finance Corp. Series A (C)	6.000	08-01-31	1,015,000	1,231,890
Louisiana 2.4%				20,397,452
City of Shreveport Water & Sewer Revenue	5.000	12-01-40	955,000	988,714
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (D)	6.375	06-15-53	2,500,000	2,465,052
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	671,607
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	5,000,000	$5,316,540
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	5,000,000	4,686,206
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-42	2,500,000	2,544,446
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (C)	5.000	10-01-48	1,000,000	1,038,027
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	504,696
St. James Parish NuStar Logistics LP Project (D)	5.850	08-01-41	1,000,000	1,026,747
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,420,000	1,155,417
Maryland 0.8%				6,643,798
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	1,968,496
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,011,722
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	500,000	544,621
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	546,614
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	500,000	543,776
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,003,643
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,024,926
Massachusetts 4.5%				38,067,917
Commonwealth of Massachusetts Series D, GO	4.000	11-01-35	1,000,000	1,037,463
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Programs, Series A	5.000	06-01-42	3,385,000	3,555,089
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A 1	4.000	07-01-36	2,900,000	2,957,112
Massachusetts Development Finance Agency Boston Medical Center, Series D	5.000	07-01-44	3,385,000	3,412,848
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	1,500,000	1,399,245
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	1,000,000	1,046,439
Massachusetts Development Finance Agency Boston University, Series BB1	5.000	10-01-46	630,000	652,073
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,059,369
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	3,000,000	3,089,856
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	725,000	747,871
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	1,000,000	985,696
Massachusetts Development Finance Agency Newbridge Charles, Inc. (D)	5.000	10-01-37	2,000,000	2,018,649
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (D)	5.000	10-01-47	2,060,000	1,983,753
Massachusetts Development Finance Agency Northeastern University	5.000	10-01-31	1,000,000	1,171,043
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	$916,227
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,512,993
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	1,790,321
Massachusetts Educational Financing Authority Issue I, AMT	5.000	01-01-25	2,000,000	2,035,625
Massachusetts Educational Financing Authority Series B, AMT	5.000	07-01-24	350,000	355,708
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	1,395,000	1,268,474
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,040,979
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,018,303
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	1,000,000	1,082,607
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	1,930,174
Michigan 2.5%				21,402,942
Bloomfield Hills School District, GO	5.000	05-01-31	1,150,000	1,334,302
City of Detroit, GO	5.000	04-01-24	300,000	300,978
City of Detroit, GO	5.000	04-01-26	660,000	671,845
City of Detroit, GO	5.000	04-01-30	800,000	828,753
City of Detroit, GO	5.500	04-01-32	295,000	312,385
Detroit City School District School Building and Site Improvement, Series A, GO (C)	5.250	05-01-32	1,280,000	1,472,132
Detroit Downtown Development Authority Catalyst Development Project, Series A (C)	5.000	07-01-43	1,000,000	975,785
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,193,391
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	526,670
Michigan Finance Authority Beaumont-Spectrum Consolidation (SIFMA + 0.750%) (A)	4.170	04-15-47	1,750,000	1,721,395
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,015,381
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	205,000	191,309
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	540,000	434,614
Michigan Finance Authority Local Government Loan Program (C)	5.000	07-01-36	250,000	253,622
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	1,500,000	1,502,894
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,486,376
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,529,963
Michigan State University Series C	4.000	02-15-39	2,000,000	1,960,616
Oakland University Series B	5.000	03-01-34	615,000	690,531
Minnesota 0.2%				2,074,414
Minnesota Housing Finance Agency Series A	2.950	02-01-46	881,646	824,036
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.000	12-01-34	500,000	461,408
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Minnesota (continued)
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	920,000	$788,970
Mississippi 0.3%				2,928,010
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,595,000	1,050,695
Mississippi Development Bank Magnolia Regional Health Center Project (D)	4.000	10-01-41	1,000,000	821,183
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,056,132
Missouri 1.2%				9,899,431
Kansas City Industrial Development Authority Kansas City International Airport Terminal, AMT	4.000	03-01-45	1,000,000	903,677
Missouri Development Finance Board Infrastructure Facilities Revenue (C)	5.000	06-01-28	2,000,000	2,187,671
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	1,000,000	1,133,707
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,145,000	1,312,541
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	819,246
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,131,325
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	569,520
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	824,033
Ozark Reorganized School District No. R-06 School Building, GO (C)	6.000	03-01-32	825,000	1,017,711
Nevada 0.9%				7,422,699
City of Henderson Series A-1, GO	4.000	06-01-36	1,000,000	1,023,736
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,036,366
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	3,000,000	3,008,207
Washoe County School District School Improvement, Series A, GO (C)	3.000	06-01-34	2,490,000	2,354,390
New Hampshire 0.4%				3,590,859
New Hampshire Health and Education Facilities Authority Act Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,590,859
New Jersey 2.5%				21,701,026
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,558,552
County of Somerset Series A & C, GO	3.000	07-15-30	1,010,000	998,035
New Jersey Economic Development Authority Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,743,890
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	1,958,353
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,086,711
New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	1,507,563
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,255,000	2,276,600
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-44	1,415,000	1,419,776
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority Series AA	5.250	06-15-43	1,000,000	$1,042,745
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,850,558
New Jersey Transportation Trust Fund Authority Series C (C)(E)	3.949	12-15-31	750,000	530,853
State of New Jersey, GO	2.000	06-01-29	2,500,000	2,255,699
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,471,691
New Mexico 0.1%				1,165,592
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,047,243
New Mexico Educational Assistance Foundation Education Loan, Series A-1, AMT	3.875	04-01-34	120,000	118,349
New York 8.4%				71,503,738
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-52	1,000,000	1,018,089
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-57	1,000,000	1,011,041
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	1,000,000	1,003,671
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,500,000	1,494,244
City of Yonkers Series F, GO (C)	5.000	11-15-28	250,000	279,227
City of Yonkers Series F, GO (C)	5.000	11-15-29	250,000	284,075
City of Yonkers Series F, GO (C)	5.000	11-15-29	390,000	443,156
City of Yonkers Series F, GO (C)	5.000	11-15-30	375,000	432,656
City of Yonkers Series F, GO (C)	5.000	11-15-31	300,000	350,631
City of Yonkers Series F, GO (C)	5.000	11-15-32	250,000	295,564
City of Yonkers Series G, GO (C)	5.000	11-15-30	410,000	473,037
City of Yonkers Series G, GO (C)	5.000	11-15-31	430,000	502,571
City of Yonkers Series G, GO (C)	5.000	11-15-32	200,000	236,451
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	840,049
Long Island Power Authority Series C (SIFMA + 0.450%) (A)	3.870	09-01-38	1,000,000	984,731
Metropolitan Transportation Authority Series A-2	5.000	11-15-27	1,250,000	1,285,945
Metropolitan Transportation Authority Series C (C)	4.000	11-15-47	2,300,000	2,136,537
Metropolitan Transportation Authority Series C-1	5.000	11-15-23	1,350,000	1,361,560
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	512,824
New York City Industrial Development Agency Yankee Stadium Project Pilot (C)	5.000	03-01-28	350,000	377,585
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series AA-2	4.000	06-15-43	1,225,000	1,192,738
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series CC-1	5.000	06-15-51	2,925,000	3,112,241
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	1,000,000	$995,279
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	3,010,000	2,995,789
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	350,000	343,781
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	239,417
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	326,070
New York City Transitional Finance Authority Series E-1	4.000	02-01-39	2,100,000	2,077,086
New York City Transitional Finance Authority Series E-1	5.000	11-01-29	1,000,000	1,133,585
New York Liberty Development Corp. World Trade Center, Class 2-3 (D)	5.150	11-15-34	2,500,000	2,491,112
New York Power Authority Green Transmission Project, Series A (C)	4.000	11-15-52	4,000,000	3,659,034
New York Power Authority Series A	4.000	11-15-45	500,000	483,457
New York State Dormitory Authority Garnet Health Medical Center (D)	5.000	12-01-40	1,000,000	965,088
New York State Dormitory Authority General Purpose, Series A	4.000	03-15-37	2,500,000	2,511,621
New York State Dormitory Authority General Purpose, Series D	4.000	02-15-39	2,500,000	2,472,703
New York State Dormitory Authority Northwell Health Obligation Group	5.000	05-01-37	1,000,000	1,068,943
New York State Dormitory Authority Series A	4.000	03-15-37	1,000,000	1,004,399
New York State Dormitory Authority Teachers College	4.000	07-01-46	750,000	687,639
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, AMT	2.750	09-01-50	3,595,000	3,378,167
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	1,000,000	1,012,311
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	2,014,643
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	155,000	144,327
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,855,192
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	4.000	12-01-42	600,000	525,291
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-24	1,250,000	1,273,216
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-25	1,100,000	1,131,287
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,457,975
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	411,402
Niagara Area Development Corp. Covanta Project, Series A, AMT (D)	4.750	11-01-42	1,500,000	1,297,563
Port Authority of New York & New Jersey Series 198	5.250	11-15-56	3,000,000	3,105,966
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	400,000	466,745
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	500,000	484,626
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	4.000	11-15-54	500,000	$463,635
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	5.000	11-15-49	500,000	532,440
Triborough Bridge & Tunnel Authority Series A-1	4.000	05-15-46	250,000	231,971
Troy Capital Resource Corp. Revenue Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,400,000	1,543,204
Troy Capital Resource Corp. Revenue Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,775,000	1,852,322
TSASC, Inc. Series B	5.000	06-01-23	2,500,000	2,495,911
Westchester County Local Development Corp. Purchase Senior Learning Community Inc. Project, Series B (D)	3.600	07-01-29	2,000,000	1,741,918
North Carolina 0.4%				3,107,915
University of North Carolina at Charlotte UNC Board of Governors	5.000	10-01-42	2,955,000	3,107,915
Ohio 3.0%				25,784,024
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	890,000	901,481
City of Cleveland Series A, GO	5.000	12-01-44	625,000	681,821
City of Cleveland Series A, GO	5.000	12-01-51	1,000,000	1,080,772
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-46	1,000,000	875,527
County of Hamilton Life Enriching Communities	5.000	01-01-46	1,000,000	894,731
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,068,673
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,020,034
Miami University Series A	5.000	09-01-33	1,055,000	1,214,542
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	1,915,522
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,441,158
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	993,191
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,000,000	991,240
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (D)	4.250	01-15-38	1,000,000	958,396
Ohio Turnpike & Infrastructure Commission Infrastructure Projects, Series A	5.000	02-15-39	1,000,000	1,128,383
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	06-01-28	250,000	277,943
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	06-01-29	1,050,000	1,191,455
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	06-01-30	900,000	1,037,820
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	06-01-31	700,000	822,126
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	12-01-32	650,000	779,928
State of Ohio Highway Capital Improvement, Series W, GO	5.000	05-01-32	620,000	712,349
16	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
State of Ohio Portsmouth Bypass Project, AMT (C)	5.000	12-31-35	750,000	$757,164
State of Ohio Portsmouth Bypass Project, AMT	5.000	12-31-39	2,050,000	2,039,768
Oklahoma 1.0%				8,444,736
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,120,152
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,885,630
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	1,927,216
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	534,541
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	1,006,953
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	1,000,000	970,244
Oregon 0.7%				6,178,199
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	1,340,000	1,305,397
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,546,999
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,990,000	1,972,820
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-28	150,000	157,463
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	195,520
Pennsylvania 4.2%				35,941,618
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A	5.000	03-01-33	610,000	692,227
Allegheny County Hospital Development Authority Series D2D (SIFMA + 0.580%) (A)	4.000	11-15-26	1,000,000	972,563
Allegheny County Sanitary Authority Series A	5.000	06-01-26	500,000	531,604
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	740,000	413,403
Chester County Industrial Development Authority Longwood Gardens, Inc., Project	4.000	12-01-46	1,250,000	1,134,867
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,235,519
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,032,159
City of Philadelphia Airport Revenue Private Activity, AMT (C)	4.000	07-01-46	1,100,000	998,240
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-26	1,500,000	1,579,806
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-27	1,250,000	1,340,457
Delaware Valley Regional Finance Authority Series A	4.000	03-01-35	1,235,000	1,280,942
Greater Greensburg Sewer Authority Series A (C)	5.000	03-15-30	110,000	122,875
Greater Greensburg Sewer Authority Series B (C)	5.000	03-15-33	100,000	115,672
Greater Greensburg Sewer Authority Series C (C)	5.000	03-15-34	245,000	281,046
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	2,965,000	2,738,082
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Montgomery County Higher Education & Health Authority Thomas Jefferson University, Series B	4.000	05-01-35	600,000	$593,452
Pennsylvania Economic Development Financing Authority PennDOT Major Bridges Project, AMT (C)	5.000	12-31-57	5,000,000	5,046,074
Pennsylvania Economic Development Financing Authority PPL Electric Utilities Corp.	0.400	10-01-23	1,000,000	974,503
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,042,895
Pennsylvania Turnpike Commission Series B	5.000	12-01-29	250,000	283,961
Pennsylvania Turnpike Commission Series B	5.000	12-01-30	250,000	288,641
Pennsylvania Turnpike Commission Series B	5.000	12-01-31	250,000	290,471
Pennsylvania Turnpike Commission Series B	5.000	12-01-32	250,000	287,908
Pennsylvania Turnpike Commission Series B	5.000	12-01-33	250,000	285,207
Pennsylvania Turnpike Commission Series B	5.000	12-01-34	250,000	282,486
Pennsylvania Turnpike Commission Series B	5.000	12-01-35	250,000	282,458
Pennsylvania Turnpike Commission Series C	5.000	12-01-44	1,630,000	1,657,677
Philadelphia Authority for Industrial Development Holy Family University Project (B)	5.000	09-01-27	615,000	643,725
Philadelphia Authority for Industrial Development Holy Family University Project (B)	5.000	09-01-28	645,000	682,835
Philadelphia Authority for Industrial Development Holy Family University Project (B)	5.000	09-01-29	680,000	726,352
Philadelphia Gas Works Company 1998 General Ordinance, Fifteenth Series	5.000	08-01-42	2,000,000	2,045,262
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-28	3,425,000	3,676,622
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-29	350,000	381,627
Puerto Rico 1.4%				11,546,266
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO	0.000	11-01-43	4,163,914	1,790,483
Puerto Rico Commonwealth Series A, GO (E)	4.806	07-01-24	28,321	26,572
Puerto Rico Commonwealth Series A, GO (E)	5.540	07-01-33	109,001	61,919
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	84,700	75,710
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	76,134	66,498
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	65,344	55,708
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	88,842	73,121
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	92,394	73,267
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	94,333	95,717
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	93,478	96,454
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	91,962	95,800
18	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	89,322	$93,834
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	1,978,099
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	4.937	07-01-31	2,989,000	1,988,430
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	5.997	07-01-51	1,400,000	262,402
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	5,200,000	4,712,252
Rhode Island 0.2%				1,846,590
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,885,000	1,846,590
South Carolina 0.8%				7,151,863
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-34	165,000	194,381
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-35	250,000	291,905
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-36	300,000	346,202
Richland County School District No. 2 Series A, GO	3.000	03-01-33	3,470,000	3,295,557
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (D)	6.250	06-01-40	1,000,000	752,022
South Carolina Public Service Authority Santee Cooper, Series A	4.000	12-01-37	1,000,000	947,930
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	315,000	358,803
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	270,000	310,893
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	570,000	654,170
Tennessee 2.5%				21,197,792
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	512,664
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	504,417
City of Lenoir Electric System Revenue	5.000	06-01-35	325,000	373,543
County of Hamblen, GO	4.000	05-01-45	3,230,000	3,066,662
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	2,050,000	2,074,055
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-29	2,000,000	2,147,293
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	1,740,872
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,751,015
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	953,720
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	1,007,460
Tennergy Corp. Series A	5.000	02-01-50	2,000,000	2,035,294
Tennessee Energy Acquisition Corp. Gas Supply Revenue	4.000	11-01-49	5,035,000	5,030,797
Texas 9.4%				80,614,338
Alamo Community College District, GO	4.000	08-15-38	1,920,000	1,930,974
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	$161,959
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	142,414
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	110,935
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	134,599
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	134,436
Bullard Independent School District Adjusted School Building, GO	2.750	02-15-52	500,000	492,282
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	521,180
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,012,498
Chambers County Improvement District No. 1, GO	4.000	09-01-45	850,000	789,524
City of Austin Electric Utility Revenue (C)	5.000	11-15-37	5,000,000	5,006,298
City of Austin Water & Wastewater System Revenue	5.000	11-15-28	3,000,000	3,337,328
City of Austin Water & Wastewater System Revenue	5.000	11-15-29	3,000,000	3,399,082
City of Austin Water & Wastewater System Revenue, Series A	3.200	05-15-28	975,000	950,758
City of Beaumont Series 2 (C)	4.000	09-01-47	500,000	456,401
City of Denton, GO	5.000	02-15-43	1,500,000	1,532,396
City of Houston Series A, AMT	4.000	07-01-47	1,145,000	1,037,594
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,391,111
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	980,000	933,884
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc.	4.000	08-15-42	1,000,000	952,943
Comal County Water Control & Improvement District No 6 Series A, GO (C)	4.375	03-01-32	1,480,000	1,517,867
County of Collin Permanent Improvement, GO	3.000	02-15-38	1,000,000	837,274
County of Collin Permanent Improvement, GO	3.000	02-15-39	1,000,000	823,456
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,063,047
Fort Bend County Municipal Utility District No. 182, GO (C)	5.250	09-01-27	975,000	1,051,613
Fort Bend County Municipal Utility District No. 182, GO (C)	5.250	09-01-28	1,090,000	1,195,304
Fort Bend County Municipal Utility District No. 50, GO (C)	4.125	09-01-52	1,000,000	920,572
Grand Parkway Transportation Corp. Grand Parkway System, Series C	4.000	10-01-45	4,000,000	3,708,710
Grand Parkway Transportation Corp. Series B	5.000	04-01-53	4,000,000	4,042,268
Gulf Coast Authority Series B	5.000	10-01-32	450,000	525,449
Gulf Coast Authority Series B	5.000	10-01-33	520,000	611,199
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,130,000	2,131,729
20	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes, Inc. Project	5.000	01-01-48	1,000,000	$828,010
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Healthcare System Project (SIFMA + 0.850%) (A)	4.270	07-01-49	2,500,000	2,457,790
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-24	1,000,000	987,252
Harris County Municipal Utility District No. 489, GO (C)	4.000	09-01-30	600,000	612,554
Harris County Municipal Utility District No. 489, GO (C)	4.125	09-01-31	780,000	801,134
Harris County Municipal Utility District No. 489, GO (C)	4.250	09-01-32	730,000	753,801
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	380,000	364,767
Little Elm Independent School District, GO (B)	4.000	08-15-48	1,500,000	1,415,255
Love Field Airport Modernization Corp. General Airport Revenue, AMT	5.000	11-01-25	3,400,000	3,492,828
Love Field Airport Modernization Corp. Southwest Airlines Company Project, AMT	5.000	11-01-28	700,000	700,963
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,033,946
Matagorda County Navigation District No. 1 Central Power and Light Company, AMT	0.900	05-01-30	500,000	489,783
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,890,000	1,620,027
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-32	335,000	362,425
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-33	350,000	378,301
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-35	750,000	804,811
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-27	265,000	293,773
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-28	280,000	318,597
Port Authority of Houston of Harris County Texas 1st Lien	4.000	10-01-46	2,125,000	2,005,811
Spring Independent School District School Building, GO	5.000	08-15-42	1,500,000	1,560,031
Sunfield Municipal Utility, GO District No. 4 (C)	4.000	09-01-34	1,460,000	1,463,115
Sunfield Municipal Utility, GO District No. 4 (C)	4.000	09-01-48	1,000,000	879,170
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	1,000,000	1,097,550
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-29	500,000	519,280
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-31	1,000,000	1,043,838
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	1,957,641
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	530,545
Viridian Municipal Management District Texas Utility Improvement, GO (C)	4.000	12-01-30	965,000	984,256
Utah 0.9%				7,838,729
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,126,951
Utah Charter School Finance Authority Legacy Preparatory Academy Project	4.000	04-15-42	1,250,000	1,142,003
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	1,000,000	910,868
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	570,000	549,413
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	375,627
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-28	100,000	108,877
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Utah (continued)
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-29	100,000	$110,439
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-30	100,000	112,023
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-31	100,000	113,090
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-32	100,000	114,304
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.250	06-01-33	100,000	116,052
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,059,082
Vermont 0.5%				4,450,747
City of Burlington Airport Revenue, Series A	5.000	07-01-27	475,000	503,801
City of Burlington Airport Revenue, Series A	5.000	07-01-28	540,000	580,560
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	4.000	11-01-50	3,665,000	3,366,386
Virgin Islands 0.3%				2,695,947
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	1,460,000	1,510,178
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	1,150,000	1,185,769
Virginia 2.1%				17,624,590
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,785,013
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	971,936
Arlington Higher Education Finance Corp. Kipp Texas, Inc.	4.000	08-15-37	290,000	285,021
County of Fairfax Series A, GO	4.000	10-01-33	1,575,000	1,640,698
County of Fairfax Series A, GO	4.000	10-01-39	6,000,000	6,061,961
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	1,000,000	1,019,098
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	500,000	448,513
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	2,867,791
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-40	250,000	228,281
Virginia Small Business Financing Authority Lifespire Virginia	4.000	12-01-41	1,000,000	827,879
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-52	1,500,000	1,488,399
Washington 2.6%				21,836,829
City of Bellevue, GO	4.000	12-01-43	1,000,000	978,716
City of Seattle Municipal Light & Power Revenue Series A	4.000	07-01-38	1,025,000	1,038,907
Energy Northwest Columbia Generating Station	5.000	07-01-39	5,105,000	5,608,658
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,660,865
Port of Seattle Series C, AMT	5.000	08-01-25	1,535,000	1,586,112
22	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Washington (continued)
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	$1,833,848
State of Washington Series A, GO	4.000	02-01-36	5,000,000	5,230,255
State of Washington Series R 2021-D, GO	4.000	07-01-39	3,000,000	3,007,523
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	974,678	891,945
West Virginia 0.2%				1,849,319
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-51	2,000,000	1,849,319
Wisconsin 2.3%				19,671,649
County of Waushara Series A	4.500	06-01-27	1,200,000	1,228,992
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	1,500,000	1,366,413
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,500,000	2,484,072
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	700,000	720,465
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (D)	5.250	05-15-42	1,230,000	1,133,438
Public Finance Authority Rose Villa Project, Series A (D)	5.000	11-15-24	410,000	417,735
Public Finance Authority Rose Villa Project, Series A (D)	5.750	11-15-44	1,000,000	1,035,227
Public Finance Authority Viticus Group Project, Series A (D)	4.000	12-01-41	500,000	402,340
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	1,000,000	1,014,577
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,826,460
State of Wisconsin Series A, GO (SIFMA + 0.420%) (A)	3.840	05-01-25	1,000,000	1,001,232
Waunakee Community School District, GO	3.250	04-01-28	4,000,000	3,896,690
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	975,000	1,040,368
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	300,000	301,884
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	500,000	410,465
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-45	500,000	391,291
Wyoming 0.3%				2,587,766

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	3,000,000	2,587,766
Corporate bonds 0.3%				$2,929,145
(Cost $4,486,069)
Health care 0.2%				2,262,220
Health care providers and services 0.2%
Tower Health	4.451	02-01-50	5,000,000	2,262,220
Industrials 0.1%				666,925
Construction and engineering 0.1%
LBJ Infrastructure Group LLC (D)	3.797	12-31-57	1,000,000	666,925

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	23

	Shares	Value
Closed-end funds 0.3%		$2,672,800
(Cost $2,714,284)
BlackRock Municipal Income Trust	75,000	742,500
BlackRock MuniYield Fund, Inc.	75,000	783,750
Eaton Vance Municipal Bond Fund	115,000	1,146,550

	Yield (%)	Shares	Value
Short-term investments 0.0%			$28,175
(Cost $28,160)
Short-term funds 0.0%
John Hancock Collateral Trust (F)	4.5832(G)	2,819	28,175
Total investments (Cost $875,820,548) 100.5%			$858,385,787
Other assets and liabilities, net (0.5%)			(4,411,217)
Total net assets 100.0%			$853,974,570

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SIFMA	Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 2-28-23.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.9
Build America Mutual Assurance Company	3.1
National Public Finance Guarantee Corp.	0.6
Ambac Financial Group, Inc.	0.2
Assured Guaranty Corp.	0.2
California Mortgage Insurance	0.2
TOTAL	11.2
The fund had the following sector composition as a percentage of net assets on 2-28-23:
General obligation bonds	15.5%
Revenue bonds	83.9%
Other revenue	22.8%
Health care	14.1%
Airport	9.3%
Education	8.1%
Transportation	8.0%
Development	6.7%
Utilities	6.0%
Water and sewer	4.2%
Housing	1.6%
Tobacco	1.5%
Pollution	1.2%
Facilities	0.4%
24	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Corporate bonds	0.3%
Closed-end funds	0.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	25

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$852,755,667	—	$852,755,667	—
Corporate bonds	2,929,145	—	2,929,145	—
Closed-end funds	2,672,800	$2,672,800	—	—
Short-term investments	28,175	28,175	—	—
Total investments in securities	$858,385,787	$2,700,975	$855,684,812	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,819	$26,028,588	$250,748,431	$(276,750,662)	$2,381	$(563)	$641,152	—	$28,175
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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